UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2009
                                                  ----------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SIR Capital Management, L.P.
Address:    620 Eighth Ave., 37th Floor
            New York, NY  10018

Form 13F File Number:    28-13426
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ben Fooshee
Title:    Chief Operating Officer
Phone:    (212) 993-7090

Signature, Place, and Date of Signing:

     /s/ Ben Fooshee                New York, NY          August 14, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $537,376 (thousands)

List of Other Included Manager:          None

                                                   FORM 13F INFORMATION TABLE
                                               2ND QUARTER ENDING June 30, 2009

COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                     (X$1000)   PRN AMT     PRN CALL  DISCRECTION  MANAGERS   SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AECOM TECHNOLOGY CORP DELAWA  COM            00766T100    976       30,500   SH        SOLE                     30,500
APACHE CORP                   COM            037411105 19,791      274,300   SH        SOLE                    274,300
BRIGHAM EXPLORATION CO        COM            109178103  1,933      552,200   SH        SOLE                    552,200
BRISTOW GROUP INC             COM            110394103  4,867      164,274   SH        SOLE                    164,274
BAYTEX ENERGY TR              TRUST UNIT     073176109  7,608      451,700   SH        SOLE                    451,700
PEABODY ENERGY CORP           COM            704549104 12,182      403,900   SH        SOLE                    403,900
BUCYRUS INTL INC NEW          COM            118759109    740       25,900   SH        SOLE                     25,900
SEACOR HOLDINGS INC           COM            811904101  5,568       74,000   SH        SOLE                     74,000
CORE LABORATORIES N V         COM            N22717107  2,553       29,300   SH        SOLE                     29,300
CANADIAN NAT RES LTD          COM            136385101 10,057      191,600   SH        SOLE                    191,600
CABOT OIL & GAS CORP          COM            127097103 14,723      480,500   SH        SOLE                    480,500
CONOCOPHILLIPS                COM            20825C104 30,683      729,500   SH        SOLE                    729,500
COMSTOCK RES INC              COM            205768203 12,615      381,700   SH        SOLE                    381,700
CARBO CERAMICS INC            COM            140781105  2,773       81,088   SH        SOLE                     81,088
CHEVRON CORP NEW              COM            166764100 35,590      537,200   SH        SOLE                    537,200
CONCHO RES INC                COM            20605P101  8,019      279,500   SH        SOLE                    279,500
DRESSER-RAND GROUP INC        COM            261608103 13,210      506,125   SH        SOLE                    506,125
DRIL-QUIP INC                 COM            262037104    495       13,000   SH        SOLE                     13,000
DEVON ENERGY CORP NEW         COM            25179M103  4,147       76,100   SH        SOLE                     76,100
CAL DIVE INTL INC DEL         COM            12802T101  6,161      713,877   SH        SOLE                    713,877
ENERGEN CORP                  COM            29265N108 10,797      270,600   SH        SOLE                    270,600
FMC TECHNOLOGIES INC          COM            30249U101 15,051      400,500   SH        SOLE                    400,500
FRONTIER OIL CORP             COM            35914P105  9,560      729,200   SH        SOLE                    729,200
HALLIBURTON CO                COM            406216101  8,920      430,900   SH        SOLE                    430,900
HESS CORP                     COM            42809H107 12,938      240,700   SH        SOLE                    240,700
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107  2,239      206,000   SH        SOLE                    206,000
HOLLY CORP                    COM            435758305  3,023      168,137   SH        SOLE                    168,137
JACOBS ENGR GROUP INC DEL     COM            469814107  9,946      236,300   SH        SOLE                    236,300
MCDERMOTT INTL INC            COM            580037109  7,515      370,000   SH        SOLE                    370,000
MARINER ENERGY INC            COM            56845T305  7,999      680,800   SH        SOLE                    680,800
MASSEY ENERGY CORP            COM            576206106  7,367      377,000   SH        SOLE                    377,000
MYR GROUP INC DEL             COM            55405W104    455       22,500   SH        SOLE                     22,500
NABORS INDUSTRIES LTD         SHS            G6359F103  9,960      639,300   SH        SOLE                    639,300
NEWFIELD EXPL CO              COM            651290108 32,090      982,251   SH        SOLE                    982,251
PETROLEO BRASILEIRO SA PETRO  SP ADR         71654V101 20,483      614,000   SH        SOLE                    614,000
PARKER DRILLING CO            COM            701081101  2,096      482,900   SH        SOLE                    482,900
PETROQUEST ENERGY INC         COM            716748108  1,292      350,000   SH        SOLE                    350,000
QUANTA SVCS INC               COM            74762E102  1,420       61,400   SH        SOLE                     61,400
PIONEER NAT RES CO            COM            723787107 12,869      504,674   SH        SOLE                    504,674
TRANSOCEAN LTD                REG SHS        H8817H100    981       13,200   SH        SOLE                     13,200
SCHNITZER STL INDS            CL A           806882106  3,298       62,400   SH        SOLE                     62,400
SPECTRA ENERGY CORP           COM            847560109  2,387      141,100   SH        SOLE                    141,100
SWIFT ENERGY CO               COM            870738101  8,262      496,200   SH        SOLE                    496,200
SCHLUMBERGER LTD              COM            806857108 15,524      286,900   SH        SOLE                    286,900
SIMS METAL MANAGEMENT LTD     SPONS ADR      829160100    266       12,900   SH        SOLE                     12,900
STEEL DYNAMICS INC            COM            858119100  1,437       97,100   SH        SOLE                     97,100
QUESTAR CORP                  COM            748356102  1,895       61,000   SH        SOLE                     61,000
SUNCOR ENERGY INC             COM            867229106 16,499      543,800   SH        SOLE                    543,800
SOUTHWESTERN ENERGY CO        COM            845467109 20,519      528,153   SH        SOLE                    528,153
TALISMAN ENERGY INC           COM            87425E103 14,367    1,005,395   SH        SOLE                  1,005,395
TETRA TECHNOLOGIES INC DEL    COM            88162F105  1,974      248,000   SH        SOLE                    248,000
UNIT CORP                     COM            909218109 10,357      375,672   SH        SOLE                    375,672
WEATHERFORD INTERNATIONAL LT  REG            H27013103 14,384      735,400   SH        SOLE                    735,400
WALTER ENERGY INC             COM            93317Q105    496       13,700   SH        SOLE                     13,700
WILLIAMS COS INC DEL          COM            969457100  8,504      544,800   SH        SOLE                    544,800
UNITED STATES STL CORP NEW    COM            912909108    675       18,900   SH        SOLE                     18,900
EXCO RESOURCES INC            COM            269279402 11,085      858,000   SH        SOLE                    858,000
CIMAREX ENERGY CO             COM            171798101 18,625      657,200   SH        SOLE                    657,200
XTO ENERGY INC                COM            98385X106 15,130      396,700   SH        SOLE                    396,700

